Income taxes (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Tax payables	$ 18,885,299	$ 41,110,171
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Tax payables	13,600,275	35,372,112
Monthly Provisional Payments [Member]
IfrsStatementLineItems [Line Items]
Tax payables	3,223,633	3,784,513
Tax Under Article N 21 [Member]
IfrsStatementLineItems [Line Items]
Tax payables	123,163	345,248
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Tax payables	$ 1,938,228	$ 1,608,298